UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	February 14, 2010

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	79

Form 13F Information Table Value Total:  	$254,159,000

Bainco International Investors
December 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corp.         COM              00766t100     2907   103930 SH       SOLE                   103930
AT&T Inc                       COM              00206R102     3324   113132 SH       SOLE                   113132
Agnico-Eagle Mines LTD         COM              008474108     2550    33245 SH       SOLE                    33245
Alcoa Inc.                     COM              013817101     3392   220400 SH       SOLE                   220400
Apple Inc                      COM              037833100     5556    17225 SH       SOLE                    17225
Baker Hughes                   COM              057224107     5464    95570 SH       SOLE                    95570
Bank of America                COM              060505104     4369   327525 SH       SOLE                   327525
Baxter International Inc       COM              071813109     6164   121770 SH       SOLE                   121770
Berkshire Hathaway Cl B        COM              084670702      212     2650 SH       SOLE                     2650
Blackrock Inc.                 COM              09247X101     4689    24605 SH       SOLE                    24605
Bristol Myers Co               COM              110122108     4443   167800 SH       SOLE                   167800
CACI International Inc.        COM              127190304      908    17000 SH       SOLE                    17000
CBS Corp. Cl B                 COM              124857202     3145   165100 SH       SOLE                   165100
Capstone Turbine               COM              14067d102       11    11000 SH       SOLE                    11000
Chevron Texaco Corp.           COM              166764100      383     4197 SH       SOLE                     4197
Cisco Systems Inc              COM              17275R102      352    17388 SH       SOLE                    17388
Citigroup Inc                  COM              172967101      268    56598 SH       SOLE                    56598
Consumer Discretionary Sector  COM              81369y407      231     6185 SH       SOLE                     6185
Covidien Plc                   COM              g2554f105     4991   109300 SH       SOLE                   109300
Dow Chemical                   COM              260543103     3271    95800 SH       SOLE                    95800
Energy Select Sector SPDR      COM              81369y506     5931    86895 SH       SOLE                    86895
Exxon Mobil Corp               COM              30231g102      761    10404 SH       SOLE                    10404
Fleetcor Technologies Inc      COM              339041105     2789    90210 SH       SOLE                    90210
Gannett Company, Inc.          COM              364730101     2982   197611 SH       SOLE                   197611
General Electric               COM              369604103      327    17905 SH       SOLE                    17905
Honeywell International Inc.   COM              438516106     6132   115350 SH       SOLE                   115350
Huntington Bancshares Incorpor COM              446150104     2921   425200 SH       SOLE                   425200
IBM                            COM              459200101     3071    20925 SH       SOLE                    20925
Intel Corporation              COM              458140100      569    27069 SH       SOLE                    27069
JDS Uniphase Corp.             COM              46612j507     3669   253400 SH       SOLE                   253400
JP Morgan Chase                COM              46625h100     6566   154784 SH       SOLE                   154784
Johnson & Johnson              COM              478160104    17435   281885 SH       SOLE                   281885
Juniper Networks Inc           COM              48203r104     1082    29310 SH       SOLE                    29310
Kohl's Corporation             COM              500255104     2581    47490 SH       SOLE                    47490
Kulicke & Soffa Industries     COM              501242101      104    14400 SH       SOLE                    14400
Masco Corp                     COM              574599106     4198   331600 SH       SOLE                   331600
Materials Select Sector SPDR   COM              81369y100     4018   104621 SH       SOLE                   104621
Maxim Integrated Prods.        COM              57772K101     1312    55560 SH       SOLE                    55560
Merck                          COM              58933y105      265     7364 SH       SOLE                     7364
Microsoft Corp                 COM              594918104     7823   280210 SH       SOLE                   280210
Mobilepro Corp.                COM              60742e205        0   300000 SH       SOLE                   300000
Motorola Inc                   COM              620076109     4615   508820 SH       SOLE                   508820
New York Times Co Class A      COM              650111107     3160   322400 SH       SOLE                   322400
Nortel Networks Corp           COM              656568508        0    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104      266     4800 SH       SOLE                     4800
Occidental Petroleum Corp      COM              674599105     5070    51677 SH       SOLE                    51677
Office Depot                   COM              676220106       95    17645 SH       SOLE                    17645
Oracle Corporation             COM              68389X105     5324   170110 SH       SOLE                   170110
Orthometrix Inc.               COM              68750M100        0   118115 SH       SOLE                   118115
Pfizer Inc                     COM              717081103     5731   327285 SH       SOLE                   327285
Principal Financial Group      COM              74251v102     3166    97250 SH       SOLE                    97250
Procter & Gamble Co            COM              742718109     5660    87980 SH       SOLE                    87980
Progressive Corp               COM              743315103     2715   136620 SH       SOLE                   136620
Qualcomm                       COM              747525103     4569    92322 SH       SOLE                    92322
RF Micro Devices Inc.          COM              749941100     3800   516940 SH       SOLE                   516940
Raytheon Co                    COM              755111507     5308   114535 SH       SOLE                   114535
Rowan Companies, Inc.          COM              779382100     3145    90100 SH       SOLE                    90100
S&P 500 Depository Receipt (Sp COM              78462F103     2931    23308 SH       SOLE                    23308
SLM Corp                       COM              78442p106     2884   229050 SH       SOLE                   229050
Supertex Inc                   COM              868532102      302    12500 SH       SOLE                    12500
TJX Companies Inc              COM              872540109     5968   134435 SH       SOLE                   134435
Total Fina SA Sponsored ADR    COM              89151E109     3981    74440 SH       SOLE                    74440
Tyler Technologies Inc.        COM              902252105    23262  1120519 SH       SOLE                  1120519
Union Pacific Corp             COM              907818108     6672    72005 SH       SOLE                    72005
Vanguard Emerging Markets Stoc COM              922042858      357     7415 SH       SOLE                     7415
Vanguard European Stock ETF    COM              922042874      395     8050 SH       SOLE                     8050
Vanguard FTSE All-World Ex-US  COM              922042775     8012   167868 SH       SOLE                   167868
Vanguard Pacific Stock ETF     COM              922042866      605    10600 SH       SOLE                    10600
Vanguard Small Cap ETF         COM              922908751      646     8888 SH       SOLE                     8888
Vanguard Total Stock Mkt ETF   COM              922908769      670    10320 SH       SOLE                    10320
Visa, Inc                      COM              92826c839     3231    45902 SH       SOLE                    45902
Wisdom Tree China Yuan Fund    COM              97717w182      609    24000 SH       SOLE                    24000
iShares Dow Jones US Total Mar COM              464287846      246     3875 SH       SOLE                     3875
iShares MSCI EAFE Growth Index COM              464288885     2463    40327 SH       SOLE                    40327
iShares MSCI EAFE Value Index  COM              464288877     2393    47125 SH       SOLE                    47125
iShares MSCI Emerging Markets  COM              464287234     4121    86504 SH       SOLE                    86504
iShares MSCI Germany Index     COM              464286806      286    11950 SH       SOLE                    11950
iShares MSCI Japan             COM              464286848      157    14420 SH       SOLE                    14420
iShares MSCI Taiwan Index Fund COM              464286731      180    11500 SH       SOLE                    11500